January 16, 2014

VIA EDGAR AND OVERNIGHT COURIER

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Barbara C. Jacobs, Assistant Director
Jeffrey Kauten, Attorney-Advisor
Stephen Krikorian, Accounting Branch Chief
Morgan Youngwood, Staff Accountant

RE:	Five9, Inc.

Amendment No. 1 to the Confidential Draft Registration Statement on Form S-1

Submitted December 6, 2013

CIK No. 0001288847

Ladies and Gentlemen:

Five9, Inc. (the “Company”) has today confidentially submitted to the Securities and Exchange Commission (the “Commission”) Amendment No. 1 (“Amendment No. 1”) to its Confidential Draft Registration Statement on Form S-1 (CIK No. 0001288847) (as amended, the “Registration Statement”). On behalf of the Company, we are responding to the comments of the staff of the Division of Corporate Finance of the Commission (the “Staff”) contained in the letter dated January 2, 2014. For ease of reference, the text of the Staff’s comments is included in bold-face type below, followed in each case by the Company’s response. Under separate cover, the Company has sent the Staff the supplementary materials referenced in this response letter. Except as otherwise provided, page references included in the body of the Company’s responses are to Amendment No. 1.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

United States Securities and Exchange Commission January 16, 2014 Page 2 of 17

Response: The Company advises the Staff that there are no written communications that have been presented to potential investors in reliance on Section 5(d) of the Securities Act. There are also no research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act (“JOBS Act”) by any broker or dealer that is participating or will participate in the offering contemplated by the Registration Statement. To the extent that such materials are presented to potential investors or research reports about the Company are published or distributed, the Company will supplementally provide copies to the Staff.

2.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

Response: The Company confirms that it will update the Registration Statement with the required information in a subsequent amendment, including, but not limited to, the price range, as soon as such information is available and with sufficient time for the Staff to review such information prior to the printing of the preliminary prospectus.

3.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, refer to Question 101.02 of our Securities Act Forms Compliance and Disclosure Interpretations.

Response: The Company advises the Staff that Amendment No. 1 being concurrently submitted herewith contains all graphical materials and artwork proposed to be included in the prospectus.

4.	Please specifically disclose the factual basis for and the context of all your beliefs, understandings, estimates, and opinions set forth in the registration statement. You must be able to substantiate on a reasonable basis all of the projections, statistics and assertions that you cite. Examples of assertions or references that need support include the following:

(a)	you facilitate over three billion interactions between your 1,900 clients and their customers (page 1);

(b)	you are a pioneer and leading provider of cloud software for contact centers (page 1);

(c)	the market for your solution is approximately $22 billion worldwide (page 2); and

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(d)	your belief that organizations refresh their on-premises contact centers every 8-10 years (page 2).

Response: The Company advises the Staff that its factual basis for and the context of the following beliefs, understanding, estimates and opinions set forth in the Registration Statement are as indicated below.

Statement	Support
We facilitate over three billion interactions between our more than 1,900 clients and their customers per year… See pages 1, 46 and 75 in Amendment No. 1.	Proprietary internal reports of the Company that (i) summarize the number of interactions processed by the Company’s Virtual Contact Center cloud platform during 2013 and (ii) list revenue-generating clients as of September 30, 2013.
Five9 is a pioneer and leading provider of cloud software for contact centers. See pages 1, 46 and 75 in Amendment No. 1 (with respect to “pioneer”) and pages 1, 3, 46, 75 and 78 in Amendment No. 1 (with respect to “leading provider”).

Pioneer - This statement is supported by the Company’s operating history and the concurrent development of the overall cloud computing industry. The Company was founded in 2001, well before cloud computing, in which people can access computing power, software and files over the web rather than through fixed computer and storage systems, was fully developed commercially, which some accounts trace to 2006. The Company began delivering its cloud-based contact center software in 2003, when the contact center market was dominated by legacy on-premise vendors. Thus, the Company was a pioneer in providing cloud software for contact centers.

Leading Provider - This statement is supported by a report from DMG Consulting LLC, September 2012, that indicates the Company has the largest market share by number of customers in the cloud contact center industry (Tab 1 of the supplemental materials). The Company advises the Staff that the above referenced report was not commissioned by the Company nor prepared for use in this offering. The Company further advises that to its knowledge neither DMG Consulting LLC nor any other third-party research organization has published a more recent report quantifying market share of cloud contact center software by the number of customers per vendor.

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[W]e believe that the market for our solution is approximately $22 billion annually worldwide. See pages 2, 75 and 77 of Amendment No. 1.	The market opportunity is derived by multiplying an estimate for the annual worldwide number of agent seats by an estimate of annual revenue per agent seat. The Company’s estimate for the annual number of worldwide agent seats is based on the worldwide agent installed base for 2012 of approximately 14.5 million agents presented in the Gartner, Inc. (“Gartner”) report, Forecast: Contact Centers, Worldwide, 2010-2017, 3Q13 Update, Drew Kraus, September 18, 2013 (Tab 2 of the supplemental materials), as adjusted by the Company to convert the agent installed base into an estimate of worldwide agent seats. The agent installed base differs from the worldwide agent seats because, in some deployments, a single subscription may not correspond to a single agent in situations where agents access the service at different times depending on shifts. The Company’s estimate of the annual revenue per agent seat is based upon its ad hoc analysis of its historical operational and financial information. The Company advises the Staff that the above referenced Gartner report was not commissioned by the Company nor prepared for use in this offering.
[W]e believe organizations typically refresh their on-premise contact center systems every 8-10 years… See pages 2, 75, 77 and 79 of Amendment No. 1	The Company is supplementally providing under separate cover (Tab 3 of the supplemental materials) the Gartner report, Market Trends: Contact Centers as a Service, North America, 2012, Daniel O’Connell, Drew Kraus, Gartner Foundational, June 6, 2012, to support this belief. The Company advises the Staff that such Gartner report was not commissioned by the Company nor prepared for use in this offering. The Company’s belief is also supported by the experience of its management team working in the contact center industry, particularly with legacy on-premise vendors, as well as its experience in marketing and selling to clients and potential clients.

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Today, customers increasingly expect seamless communications across multiple channels, including voice, chat, email, web, social media and mobile, thereby increasing the number of touch points between organizations and their customers. See pages 2, 76 and 83 of Amendment No. 1.	The Company is supplementally providing under separate cover (Tab 4 of the supplemental materials) the Aberdeen Group, Inc. (“Aberdeen Group”) report, Omni-channel Customer Care: Empowered Customers Demand a Seamless Experience, Omer Minkara, October 2013, to support this belief. The Company advises the Staff that such Aberdeen Group report was not commissioned by the Company nor prepared for use in this offering.
In 2009, we made a strategic decision to expand our market opportunity to include larger contact centers. This decision drove further investments in research and development and the establishment of our field sales team to meet the requirements of these larger contact centers. We believe this shift has helped us diversify our client base while significantly enhancing our opportunity for future revenue growth. See page 46 of Amendment No. 1.	This statement is supported by the Company’s operating history and the acceleration of revenue growth as investments in research and development and the establishment of the Company’s field sale team began to contribute to new sales. The Company’s revenue grew 69% from 2010 to 2011, versus 32% from 2009 to 2010.

Prospectus Summary

Overview, page 1

5.	Please revise to define “dollar-based retention rate” in this section rather than in the risk factors discussion on page 13.

Response: The Company has revised its disclosure in response to the Staff’s comment by removing the reference to “dollar-based retention rate” from the Prospectus Summary. Please see page 1.

6.	We note the risk factor disclosure on page 34 discussing the concentration of ownership of your common stock among your directors, executive officers and significant stockholders. Please add disclosure in the summary that such parties will continue to have substantial control over the company following the offering and disclose their percentage of voting power.

Response: The Company has revised its disclosure in response to the Staff’s comment. Please see page 5.

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The Offering, page 6

7.	Your disclosure indicates that you may effect a reverse split of your common stock prior to the effectiveness of the registration statement. If you do so, please confirm that you will revise your financial statements and your disclosures throughout the filing to give retroactive effect to the reverse stock split. We refer you to SAB Topic 4(C).

Response: The Company confirms that once it has determined the reverse stock split ratio, the Company will revise the financial statements and its disclosures throughout the filing in a subsequent amendment to the Registration Statement to give retroactive effect thereto.

Risk Factors

Risks Related to Our Business and Industry

If our Dollar-Based Retention Rate declines…, page 13

8.	We note your disclosure that your clients may adjust the number of agent seats with 30 days’ notice. Please tell us under what circumstances your clients may terminate their contracts with you, whether with or without cause. Please tell us what consideration you gave to including a separate risk factor to highlight this point.

Response: The Company advises the Staff that, as a general matter, its clients may terminate their contracts upon 30 days’ notice. In certain circumstances, the Company enters into annual contracts with its larger customers. As discussed in the Registration Statement, the Company has over 1,900 clients, each of which can rapidly adjust the number of agent seats used to meet its changing contact center volume needs, either through termination of the contract or by reducing the number of agent seats (including to zero) with 30 days’ notice, without the need to terminate the contract. As such, the termination provisions in a client’s contract, including whether it is terminable with or without cause, are immaterial from a business perspective. Given the vast size of the Company’s client base, individual changes in agent seats or contract terminations are not expected to impose a risk on the Company that is different from any other company whose clients may terminate their contracts; in fact, the flexibility that the Company’s contracts provide to its clients is a competitive strength, as highlighted in the Business section of the Registration Statement. Based on the above and the prominence already afforded this risk (it is part of the sixth risk factor in the Risk Factors section of the Registration Statement (which is referenced in the Prospectus Summary) and it is referenced in the Management’s Discussion and Analysis of Financial Condition and Results of Operations section of the Registration Statement under the headings Overview, Key Components of Our Results of Operations and Revenue Recognition), the Company does not consider the fact that its clients may terminate their contracts, be it with or without cause, a risk that should be further highlighted in a separate risk factor.

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We may not be able to secure additional financing…, page 22

9.	We note that you have fully drawn upon your line of credit in connection with the acquisition of SoCoCare. Please tell us what consideration you gave to including discussion in this risk factor of how this will impact your ability to obtain additional financing to fund your operations. In this regard, we note your substantial monthly debt obligations and that your tangible assets secure the loan and security agreement.

Response: The Company advises the Staff that in connection with the SoCoCare acquisition, it drew down only the $5 million term loan from City National Bank. In December 2013, the Company drew down the full $12.5 million available under the line of credit with City National Bank. While the Company did borrow the full $12.5 million available under the line of credit, it has not used the funds and such funds remain available to the Company as working capital. The Company believes that fully drawing down the line of credit and the term loan, including the corresponding debt service obligation and the fact that the loans are secured by the Company’s tangible assets, will not impact its ability to obtain additional financing to fund its operations. In fact, the Company intends to raise additional debt financing prior to its initial public offering and, to the extent such financing is obtained, the Company will disclose the terms of such financing in the Registration Statement.

Risks Related to Regulatory Matters

We are subject to assessments for unpaid Universal Service Fund contributions…, page 28

10.	Please expand the discussion in this risk factor to quantify the potential liability for the disputed period from 2003-2007 described on page F-28.

Response: The Company advises the Staff that the potential liability for the disputed period from 2003 to 2007 of $803,000 has been accrued in full and is included in the ending accrued federal fees balances for the years ended December 31, 2011 and 2012, and for the nine months ended September 30, 2013. In addition, the Company has provided supplemental information related to this liability in its response to Comment 27. The Company has revised its disclosure in response to the Staff’s comment. Please see page 28.

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Market and Industry Data, page 36

11.	With respect to the third-party statements in your prospectus published by Gartner, Inc., please provide us with the relevant portions of the industry research reports and publications you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the referenced information, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether all or any of the reports or other publications were commissioned for you or for use in the offering.

Response: The Company advises the staff that it is supplementally providing under separate cover the following Gartner reports marked to cross-reference the statements in the Registration Statement that rely on the industry data contained in the report (tab numbers indicate the location of the reports in the supplemental materials):

•	Tab 2: Gartner, Inc., Forecast: Contact Centers, Worldwide, 2010-2017, 3Q13 Update, Drew Kraus, September 18, 2013, cited on pages 2, 75 and 77 of Amendment No. 1. The Company advises the Staff that such Gartner report was not commissioned by the Company nor prepared for use in this offering.

•	Tab 3: Gartner, Inc. Market Trends: Contact Centers as a Service, North America, 2012, Daniel O’Connell, Drew Kraus, Gartner Foundational, June 6, 2012, supporting statements on pages 2, 75, 77 and 79 of Amendment No. 1. The Company advises the Staff that such Gartner report was not commissioned by the Company nor prepared for use in this offering.

Use of Proceeds, page 37

12.	You disclose that you will use the net proceeds from the offering for “general corporate purposes, including working capital, operating expenses and capital expenditures.” Please revise to provide more details regarding what constitutes “general corporate purposes, including working capital, operating expenses and capital expenditures.” In this regard, consider disclosing the amount of proceeds that you plan to use to grow your business. This section does not require disclosure of definitive plans and it is acceptable to provide a quantitative discussion of preliminary plans. Refer to Item 504 of Regulation S-K and Instruction 7 to Item 504. We note on page 76 you describe your growth strategy but do not indicate if it will be funded with offering proceeds.

Response: The Company advises the Staff that at the current time the Company has no specific or preliminary plans with respect to the allocation of the net proceeds from the offering to any particular purpose. The Company has nonetheless revised its disclosure in response to the Staff’s comment to provide a qualitative discussion of preliminary plans for the net proceeds from the offering. The Company will further revise the disclosure in the Registration Statement should more specific determinations with respect to the use of proceeds from this offering be made prior to the completion of this offering.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 45

13.	Please revise to include a more detailed discussion of the uncertainties facing your business. In this regard, we note the pending USAC matter, NobelBiz, Inc. patent litigation and your substantial levels of debt. We refer you to Section III.B.3 of SEC Release No. 33-8350.

Response: The Company has revised its disclosure in response to the Staff’s comment. Please see pages 47 and 50. However, the Company advises the Staff that it does not believe the pending USAC matter nor the NobelBiz, Inc. patent litigation (together, the “Matters”) presently represent known material trends or uncertainties with respect to its future results of operations as contemplated by Item 303(a) of Regulation S-K and the Commission’s guidance thereunder. As disclosed in Note 9 to the Company’s financial statements included in the Registration Statement, the Company has already accrued for its potential liability for USF contributions and related interest and penalties, including $803,000 pertaining to periods prior to 2008. This accrual is in addition to the promissory note payable covering the undisputed portion of the unpaid USF contributions and related interest for the periods 2008 through 2012. Based on this accrual and the promissory note payable, the Company does not believe the USAC matter will have an adverse impact on its financial statements in the future. With respect to the NobelBiz litigation, the Company cannot currently estimate the possible loss or range of losses since the litigation is still at an early stage and a trial date is not likely before 2015 and thus does not represent a known trend or uncertainty. Based on the above, while the Company considered Item 303(a) of Regulation S-K and the Commission’s guidance thereunder in preparation of the Management’s Discussion and Analysis of Financial Condition and Results of Operations (“MD&A”) section included in the Registration Statement, to date the Company believes the Matters are more properly characterized as general risk factors to its business and are properly addressed in the Risk Factors section of the Registration Statement. As such, the Company did not address the Matters in its revised disclosure. The Company will disclose the Matters (or any other matters) as known trends or uncertainties in its MD&A section in future submissions or filings of the Registration Statement to the extent they become material with respect to its future results of operations.

Key Operating and Financing Performance Metrics, page 46

14.

Please revise to disclose the number of clients and number of agent seats under subscription for each period presented. You should also revise to disclose the number of minutes resold to your clients and the average usage rates for each period presented. This appears to be important information necessary to understanding and evaluating your results of operations since you generate substantially all of your revenue from subscriptions and telephony usage. In

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addition, a discussion of any trends or uncertainties would also appear to be important information to the users of your financial statements. We refer you to Section III.B.1 of SEC Release No. 33-8350.

Response: The Company advises the Staff that it has historically not tracked the number of clients or the number of agent seats for all the periods presented and does not consider these metrics to be key metrics for managing and operating its business. The Company primarily reviews GAAP revenue and also uses key metrics such as annual Dollar-Based Retention Rate and adjusted EBITDA to track its period-to-period performance. The Company does not believe that the number of clients or agent seats are metrics that provide proper insight into evaluating the results of the Company’s operations because the financial impact of an individual client and agent seat varies widely as there is a very large deviation in both the number of agent seats subscribed to by each client and the monthly subscription price charged per agent seat. The Company has provided additional disclosure on pages 51, 52, 53 and 54 related to the impact of new clients to revenue growth which, together with the Dollar-Based Retention Rate, provides meaningful insight into evaluating the results of the Company’s operations. Please refer to the Company’s response to Comment 15.

Additionally, the Company advises the Staff that it does not track the aggregate number of minutes resold to its clients. The Company’s clients pay for usage on both a per minute and a fixed-fee basis. For the Company’s clients’ which pay for usage on a per minute basis, usage rates vary widely based upon their specific telecommunication traffic and type of rate plan. Because of the variability in a client’s type, mix and rates of usage, the Company does not believe that metrics such as the number of minutes resold provide important insight into the performance of the Company’s business.

Key Components of Our Results of Operations, page 47

15.	There are several instances where two or more sources of a material change have been identified, but the dollar amounts and proportionate contribution for each source are not disclosed. For instance, you disclose on page 52 that revenue increased by $20.6 million, or 48%, for the year ended December 31, 2012 compared to the year ended December 31, 2011, primarily due to a 32% increase in the number of clients from December 31, 2011 to December 31, 2012, combined with an increase in your Dollar-Based Retention Rate. Please revise to quantify the amount that each source contributed to a material change. In addition, you should remove vague terms such as “primarily” in favor of specific quantifications. We refer you to Section III.D of SEC Release No. 33-6835.

Response: The Company has revised its disclosure in response to the Staff’s comment to focus on the amounts related to the primary drivers with respect to the revenue changes in the key components of its results of operations. Please see pages 51, 52, 53 and 54.

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16.	Please tell us the percentage of revenue generated by the sale of domestic and international minutes for each period presented.

Response: The Company advises the Staff that it does not track the percentage of revenue generated by the sale of domestic and international minutes. Revenue by geographical location has been determined based on the client billing address and is estimated based on the amounts billed to clients during all periods presented. Please see page F-30 for the revenue breakdown.

Liquidity and Capital Resources, page 57

17.	We note that you believe your cash and cash equivalents, together with the $12.5 million drawn balance under your revolving line of credit as well as the anticipated proceeds from this offering will be sufficient to meet your working capital and capital expenditure needs over at least the next 12 months. Please revise to disclose the minimum period of time that you will be able to conduct planned operations using only currently available capital resources without regard to the proceeds you expect to receive from the offering. We refer you to Item 303(a)(1) of Regulation S-K and Instructions 2 and 3 to Item 303(a) of Regulation S-K for additional guidance.

Response: The Company acknowledges the Staff’s comment and has reviewed Item 303(a)(1) of Regulation S-K, Instructions 2 and 3 to Item 303(a) of Regulation S-K as well as Section IV of SEC Release No. 33-8350 and Section III.C. of SEC Release No. 33-6835. In the context of Item 303(a)(1) of Regulation S-K, which requires the disclosure of known trends or any known demands, commitments, events or uncertainties that will result in, or that are reasonably likely to result in, the registrant’s liquidity increasing or decreasing in any material way, the Company views the scope of the discussion of liquidity in the broadest sense of current and future sources of liquidity, which would include the funds from the proceeds of debt financings the Company believes it will complete prior to the printing of the preliminary prospectus. Based on these considerations, the Company has revised its disclosure in response to the Staff’s comment to clarify that the Company believes that its existing and future capital resources, without taking into account the proceeds of this offering, will be sufficient to meet the Company’s working capital and capital expenditure needs over at least the next twelve months. Please see pages 58 and 59.

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18.	Your discussion of cash flows from operating activities appears to be a recitation of the changes in line items and other information evident from your financial statements. Please revise your disclosures to focus on the primary drivers of and other material factors necessary to an understanding of your underlying cash flows and the indicative value of historical cash flows. As an example, please consider revising to disclose the day’s sales outstanding at each balance sheet date and the impact it has on your cash flows. We refer you to Section IV.B of SEC Interpretive Release 33-8350.

Response: The Company has revised its disclosure in response to the Staff’s comment. Please see pages 59, 60 and 61.

Critical Accounting Policies

Common Stock Valuations, page 63

19.	Please revise your disclosures to describe in more detail the factors you considered in determining your selection of comparable companies. In this respect, you should further explain how you considered industry similarity, financial risk, company size, geographic diversification, growth and profitability. As part of your response, clarify your disclosures on page 64 that indicate you generally use the same group of peer companies for all of your market comparable approaches. In this respect, tell us whether the same set of comparable companies are used in all the relevant valuation estimates, including inputs to stock options, common stock and discount rates.

Response: The Company has revised its disclosure in response to the Staff’s comment to add additional details on the factors it considered in determining its selection of comparable companies, and clarified any changes in comparable companies used in the relevant valuation estimates. Please see page 66.

20.	Please continue to provide us with updates to the requested information and provide updated disclosure for all equity related transactions subsequent to this request through the effective date of the registration statement.

Response: The Company has revised its disclosure in response to the Staff’s comment to include discussion of the Company’s December 2013 stock option grants. Please see page 69. The Company confirms that it will provide the Staff with updates to the requested information and will update the Registration Statement with the applicable disclosure for all equity related transactions through the effective date of the registration statement.

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21.	For any options granted or other share-based issuances or modifications subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements. We refer you to ASC 260-10-50-2.

Response: The Company has revised its disclosure in response to the Staff’s comment to address the expected impact the additional grants will have on its financial statements. Please see page 69.

Principal Stockholders, page 109

22.	Footnotes 9, 10, 13, 14 and 15 contain disclaimers of beneficial ownership. Beneficial ownership disclosure in this table is based on voting and/or investment power. See Instruction 2 to Item 403 of Regulation S-K and Exchange Act Rule 13d-3. To the extent that you retain these disclaimers, please provide us with a legal analysis supporting your belief that beneficial ownership disclaimers are proper outside of filings on Schedules 13D and 13G, and disclose who has voting and/or investment power over the disclaimed shares.

Response: The Company has revised its disclosure in response to the Staff’s comment to remove the disclaimers of beneficial ownership from the Principal Stockholders table. Please see pages 112 and 113. The footnotes to the Principal Stockholders table disclose the persons with voting and/or investment power over the shares disclosed in the table.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

Note 1 – Description of Business and Summary of Significant Accounting Policies

Deferred Offering Costs, page F-12

23.	Describe the nature of the accounting and legal fees being deferred as offering costs. Describe how these fees are related to the offering cost in contrast to recurring audit and legal fees. We refer you to SAB Topic 5(A).

Response: The Company advises the Staff that accounting fees deferred as offering costs relate solely to professional services performed in connection with the planned initial public offering, including attendance at planning and organizational meetings, drafting of a comfort letter and responding to underwriter due diligence inquiries, and review of the Registration Statement. Fees for recurring audit and review services have been expensed as incurred. Legal fees deferred as offering costs relate solely to professional services performed in connection with the planned initial public offering, including attendance at planning and organizational meetings, advising on offering terms and structure, responding to underwriter due diligence requests, negotiating the underwriting agreement, responding to the Staff’s comments and drafting of the Registration

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Statement. Fees for general legal matters have been expensed as incurred. In addition, the Company advises the staff that no management salaries, or other general and administrative expenses, have been deferred.

Note 5. Long-Term Debt

Promissory Note, page F-16

24.	Please tell us whether the USAC promissory note contains any conversion features or restrictive covenants.

Response: The Company advises the Staff that the USAC promissory note does not contain any conversion features or restrictive covenants.

Note 6. Stockholders’ Deficit

Stock Option Plans, page F-20

25.	Please revise to disclose the weighted-average grant-date fair value of options granted during the year. We refer you to ASC 718-10-50-2.

Response: The Company advises the Staff that the weighted-average grant-date fair value of options granted during the year has been disclosed in the Company’s stock option activity table on page F-21. The weighted average fair value of grants was $0.31 and $0.77 for grants made during the year ended December 31, 2012 and for the nine months ended September 30, 2013, respectively.

Note 8. Income Taxes, page F-25

26.	We note that you consider all undistributed earnings of your foreign subsidiaries to be indefinitely reinvested. Please revise to disclose the amount of the undistributed earnings and the unrecognized deferred tax liability related to the undistributed earnings. We refer you to ASC 740-30-50-2.

Response: The Company has revised its disclosure in response to the Staff’s comment to disclose that undistributed earnings of foreign subsidiaries is immaterial for all periods presented. Please see page F-25.

Note 9. Commitments and Contingencies

Universal Services Fund Liability, page F-28

27.	We note that you incurred expenses related to your USF obligation of approximately $3.0 million during the nine months ended September 30, 2013, which was recorded as a charge to cost of revenue. Please tell us the amount of contributions you remitted to the USAC during the nine months ended September 30, 2013. In addition, please provide us with a reconciliation of the accrued liability and related expense for each period presented.

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Response: The Company advises the Staff that the Company remitted $2,769,000 to USAC during the nine months ended September 30, 2013. Please see the reconciliation of the accrued liability related to the Company’s USF obligation for each period presented below:

	2003- 2007	Dec. 31, 2008	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013

Beginning USF accrued liability	$0	$803	$1,120	$1,809	$2,868	$4,859	$8,104

USF expense during period(s)	803	317	689	1,059	1,991	3,245	3,009

Payments made to USAC	-	-	-	-	-	-	(2,769)

Transfer to note payable	-	-	-	-	-	-	(4,075)

Ending USF accrued liability	$803	$1,120	$1,809	$2,868	$4,859	$8,104	$4,269

28.	Disclose whether you believe there is a reasonable possibility that a loss will be incurred for the periods 2003 through 2007 and if so, how your disclosures comply with the requirements in ASC 450-20-50-4(b).

Response: The Company advises the Staff that the potential liability for the disputed period from 2003 to 2007 of $803,000 has been accrued in full and is included in the ending accrued federal fees balances for the years ended December 31, 2011 and 2012, and for the nine months ended September 30, 2013. The Company believes it is probable that a loss will be incurred for the periods 2003 through 2007, and its accrual of $803,000 for these periods represents its best estimate of the loss incurred.

State and Local Taxes and Surcharges, page F-29

29.	Tell us why you believe classifying sales taxes as a general and administrative expense instead of as a cost of revenue is appropriate. We refer you to ASC 605-45-50-3 to 4.

Response: The Company advises the Staff that it has made a policy election to report sales taxes collected from clients and remitted to government agencies on a net basis in accordance with ASC 605-45-50-3 and 4. In all periods presented the Company did not collect all sales taxes due from clients. Consequently, the Company made an additional policy election to classify the cost of sales taxes incurred in excess of amounts collected from clients as selling, general and administrative expenses. Since these costs represent costs of compliance with regulations related to remitting a tax imposed on the Company’s clients and not a cost of fulfillment of the Company’s services, the Company believes selling, general and administrative expenses is an appropriate classification for these costs. In future periods, the Company expects to collect all sales taxes due from clients and such expenses will be eliminated from its financial statements under its policy election to report such taxes on a net basis.

United States Securities and Exchange Commission January 16, 2014 Page 16 of 17

The Company notes that ASC 605-45-50-3 to 4 provides for an accounting policy election for presentation of taxes, imposed on revenue producing activities, collected from customers on either a gross basis or a net basis. However, this ASC does not prescribe the income statement classification for the cost of taxes remitted when the gross method is selected or the net method is selected but costs incurred exceed amounts collected. However, the Company also notes that ASC 605-45-50-2, which addresses the classification of shipping and handling costs, provides an accounting policy election for classifying such costs either within cost of sales or another line item on the income statement. Moreover, the Company notes that at the time ASC 605-45-50-3 to 4 was issued by the Emerging Issues Task Force, ASC 605-45-50-2 was cross referenced as a relevant topic and there was no re-deliberation on that guidance. Accordingly, the Company believes a policy election for the classification of sales tax expenses is appropriate under U.S. generally accepted accounting principles.

Patent Infringement Lawsuit, page F-29

30.	Your disclosures indicate that you have not accrued a loss related to the patent infringement lawsuit because you do not believe that it is probable that a loss will be incurred. Please tell us whether you believe there is a reasonable possibility that a loss will be incurred and if so, how your disclosures comply with the requirements in ASC 450-20-50-4(b).

Response: The Company has revised its disclosure in response to the Staff’s comment to indicate that an estimate of the possible loss or range of loss cannot be made at this time. Please see page F-29.

Note 13. Subsequent Events, page F-30

31.	We note that you acquired SoCoCare during October 2013 for total consideration of $13,300,000 consisting of $3,000,000 in cash, 6,200,000 shares of common stock and 87,000 options. Please tell us the fair values you assigned to the shares of common stock and options issued in connection with the SoCoCare acquisition. As part of your response, reconcile the fair values you assigned to the common stock and options with the fair values presented in your table on page 65. We also refer you to ASC 805-30-55-7. In addition, please tell us how you evaluated the significance of the acquisition in determining whether audited and pro forma financial information is required in the registration statement under Rule 3-05 and Article 11 of Regulation S-X. If the significance conditions exceed 50 percent, the financial statements of SoCoCare must be included in your next amendment. We refer you to Rule 3-05(b)(2)(iv) of Regulation S-X. We will defer our review if the required financial statements are not included in the next amendment.

Response: The Company advises the Staff that the total consideration paid for the acquisition of SoCoCare after considering the working capital adjustment of $0.1 million, was $16.1 million, which includes $2.9 million in cash and $13.2 million in common shares and options for common shares. The fair value used for the shares of common stock and options issued in

United States Securities and Exchange Commission January 16, 2014 Page 17 of 17

connection with the SoCoCare acquisition was $2.12, based on an external valuation performed contemporaneously with the acquisition date. The Company advises the Staff that this is the same fair value used for the October grants listed in the table on page 67.

The Company advises the Staff that the Company performed an evaluation of significance under Rule 3-05 of Regulation S-X and deemed the acquisition significant based on the investment test. Based on the analysis performed and per Rule 3-05(b)(2)(iv), because the investment test exceeded 50%, the financial statements of SoCoCare for the years ended December 31, 2011 and 2012, and the nine months ended September 30, 2013 are included in Amendment No. 1. See pages F-32 through F-55.

Recent Sales of Unregistered Securities, page II-3

32.	Please revise to provide the facts relied upon to make the exemption available for your issuance of 4,478,013 shares of common stock in connection with the acquisition of SoCoCare as required by Item 701(d) of Regulation S-K.

Response: The Company has revised its disclosure in response to the Staff’s comment to provide additional facts relied upon to make the exemption available for the issuance of common stock in connection with the acquisition of SoCoCare. Please see page II-3.

* * * * * * *

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

If you have any questions, please feel free to contact me at 650.739.3987 or Ruben A. Garcia at 650.687.4191. Thank you for your cooperation and prompt attention to this matter.

Sincerely,

/s/ Timothy R. Curry Timothy R. Curry

cc:	Michael Burkland, President and Chief Executive Officer, Five9, Inc.
Barry Zwarenstein, Chief Financial Officer, Five9, Inc.
Anthony J. McCusker, Goodwin Procter LLP
Richard A. Kline, Goodwin Procter LLP